Consolidated Statements of Income - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 28, 2019	Dec. 29, 2018	Dec. 30, 2017
Net sales	$ 7,070.1	$ 7,159.0	$ 6,613.8
Cost of products sold	5,166.0	5,243.5	4,801.6
Gross profit	1,904.1	1,915.5	1,812.2
Marketing, general and administrative expense	1,080.4	1,127.5	1,105.2
Other expense, net	53.2	69.9	36.5
Interest expense	75.8	58.5	63.0
Other non-operating expense, net	445.2	104.8	18.0
Income before taxes	249.5	554.8	589.5
(Benefit from) provision for income taxes	(56.7)	85.4	307.7
Equity method investment losses	(2.6)	(2.0)
Net income	$ 303.6	$ 467.4	$ 281.8
Per share amounts:
Net income per common share (in dollars per share)	$ 3.61	$ 5.35	$ 3.19
Net income per common share, assuming dilution (in dollars per share)	$ 3.57	$ 5.28	$ 3.13
Weighted average number of shares outstanding:
Common shares (in shares)	84.0	87.3	88.3
Common shares, assuming dilution (in shares)	85.0	88.6	90.1